SIGNIFICANT ACCOUNTING POLICIES - Schedule of Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	$ 4,814	$ 4,585		$ 3,816	$ 4,098	$ 4,225
Closed block liabilities	5,760	5,983
As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						3,771
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC			$ 467		327
Closed block liabilities				$ 136
Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						3
Term | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	362	385			403
Term | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						403
Term | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					0
UL | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	20	14			5
UL | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						0
UL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					5
VUL | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	112	50			6
VUL | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						0
VUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					6
IUL | Protection Solutions
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	0	0			0
IUL | Protection Solutions | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						0
IUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					0
GMxB Legacy | Legacy Segment
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	127	138			200
GMxB Legacy | Legacy Segment | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						192
GMxB Legacy | Legacy Segment | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					8
GMxB Core | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	1,585	1,639			1,646
GMxB Core | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						1,635
GMxB Core | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					11
EQUI-VEST Individual | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	156	156			154
EQUI-VEST Individual | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						141
EQUI-VEST Individual | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					13
Investment Edge | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	147	121			94
Investment Edge | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						95
Investment Edge | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					(1)
SCS | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					855
SCS | Individual Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						645
SCS | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					210
EQUI-VEST Group | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	711	678			634
EQUI-VEST Group | Group Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						581
EQUI-VEST Group | Group Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					53
Momentum | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC	$ 89	$ 94			101
Momentum | Group Retirement | As Previously Reported
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC						$ 79
Momentum | Group Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
DAC					$ 22